PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of November 30, 2021
Description	Shares	Value
Long-Term Investments 99.6%
Common Stocks 99.3%
Aerospace & Defense 0.9%
General Dynamics Corp.	5,400	$1,020,438
Raytheon Technologies Corp.	23,101	1,869,333
		2,889,771
Air Freight & Logistics 0.5%
FedEx Corp.	7,900	1,819,923
Auto Components 0.6%
BorgWarner, Inc.	47,000	2,034,160
Automobiles 2.1%
Ford Motor Co.	170,410	3,270,168
General Motors Co.*	55,596	3,217,340
Thor Industries, Inc.	4,200	443,982
		6,931,490
Banks 13.1%
Bank of America Corp.	155,211	6,902,233
BOK Financial Corp.	3,900	402,519
Citigroup, Inc.	64,204	4,089,795
Citizens Financial Group, Inc.	29,104	1,375,746
Comerica, Inc.	3,900	321,867
Fifth Third Bancorp	58,254	2,455,406
First Horizon Corp.	27,400	441,962
FNB Corp.	11,300	131,758
Huntington Bancshares, Inc.	5,700	84,588
JPMorgan Chase & Co.	52,964	8,412,272
KeyCorp	76,190	1,709,704
M&T Bank Corp.	8,146	1,194,285
PacWest Bancorp	4,000	178,960
PNC Financial Services Group, Inc. (The)	7,897	1,555,709
Popular, Inc. (Puerto Rico)	6,700	521,394
Prosperity Bancshares, Inc.	7,400	527,472
Regions Financial Corp.	72,911	1,658,725
Synovus Financial Corp.	2,200	99,638
Truist Financial Corp.	54,868	3,254,221
U.S. Bancorp	36,309	2,009,340
Wells Fargo & Co.	109,632	5,238,217

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Banks (cont’d.)
Wintrust Financial Corp.	3,400	$297,602
Zions Bancorp NA	6,900	435,252
		43,298,665
Beverages 0.6%
Molson Coors Beverage Co. (Class B Stock)(a)	46,182	2,052,328
Biotechnology 1.7%
Gilead Sciences, Inc.	38,200	2,633,126
Regeneron Pharmaceuticals, Inc.*	1,700	1,082,101
Sage Therapeutics, Inc.*	45,100	1,754,841
		5,470,068
Building Products 0.0%
Owens Corning	800	67,872
Capital Markets 4.6%
Bank of New York Mellon Corp. (The)	48,310	2,646,905
BlackRock, Inc.	100	90,461
Goldman Sachs Group, Inc. (The)	10,390	3,958,486
Invesco Ltd.	52,660	1,175,898
Janus Henderson Group PLC	2,200	94,006
Jefferies Financial Group, Inc.	33,000	1,240,140
Morgan Stanley	37,162	3,523,701
State Street Corp.	27,418	2,439,379
		15,168,976
Chemicals 4.0%
Corteva, Inc.	54,800	2,466,000
Dow, Inc.(a)	36,100	1,982,973
DuPont de Nemours, Inc.	35,136	2,598,658
International Flavors & Fragrances, Inc.	6,300	895,671
LyondellBasell Industries NV (Class A Stock)	19,574	1,705,483
Mosaic Co. (The)	58,676	2,007,893
Westlake Chemical Corp.	17,600	1,635,392
		13,292,070

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 0.6%
Cisco Systems, Inc.	33,300	$1,826,172
Consumer Finance 1.6%
Ally Financial, Inc.	36,534	1,674,353
Capital One Financial Corp.	20,741	2,914,733
Synchrony Financial	18,595	832,870
		5,421,956
Containers & Packaging 0.8%
International Paper Co.	13,500	614,520
Westrock Co.	46,822	2,031,607
		2,646,127
Diversified Financial Services 2.9%
Berkshire Hathaway, Inc. (Class B Stock)*	28,498	7,885,112
Equitable Holdings, Inc.	36,680	1,153,953
Voya Financial, Inc.	8,823	548,261
		9,587,326
Diversified Telecommunication Services 3.5%
AT&T, Inc.	202,003	4,611,729
Lumen Technologies, Inc.(a)	167,241	2,063,754
Verizon Communications, Inc.	96,116	4,831,751
		11,507,234
Electric Utilities 4.8%
American Electric Power Co., Inc.	15,900	1,288,695
Avangrid, Inc.(a)	5,200	263,224
Duke Energy Corp.	27,369	2,655,066
Edison International	38,700	2,526,336
Entergy Corp.	2,700	270,918
Exelon Corp.	50,141	2,643,935
NextEra Energy, Inc.	8,400	728,952
OGE Energy Corp.	36,100	1,238,952
Pinnacle West Capital Corp.	31,700	2,062,085
PPL Corp.	55,478	1,543,953
Southern Co. (The)	13,100	800,410
		16,022,526

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 0.7%
Arrow Electronics, Inc.*	17,700	$2,153,205
Entertainment 0.7%
Walt Disney Co. (The)*	15,300	2,216,970
Equity Real Estate Investment Trusts (REITs) 2.0%
Cousins Properties, Inc.	14,200	536,192
Hudson Pacific Properties, Inc.	7,900	192,286
Medical Properties Trust, Inc.	49,500	1,053,855
Omega Healthcare Investors, Inc.	41,400	1,156,716
SL Green Realty Corp.(a)	29,150	2,023,885
Weyerhaeuser Co.	45,300	1,703,733
		6,666,667
Food & Staples Retailing 1.7%
Kroger Co. (The)	48,064	1,996,098
Walgreens Boots Alliance, Inc.	54,665	2,448,992
Walmart, Inc.	9,252	1,301,109
		5,746,199
Food Products 3.3%
Archer-Daniels-Midland Co.	40,700	2,531,947
Conagra Brands, Inc.	31,800	971,490
General Mills, Inc.	6,100	376,797
Ingredion, Inc.	3,200	298,016
J.M. Smucker Co. (The)	15,800	1,998,226
Kraft Heinz Co. (The)	67,122	2,255,971
Tyson Foods, Inc. (Class A Stock)	29,500	2,329,320
		10,761,767
Gas Utilities 0.3%
Atmos Energy Corp.	5,000	451,600
UGI Corp.	15,400	635,250
		1,086,850

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies 0.2%
Becton, Dickinson & Co.	900	$213,426
Medtronic PLC	5,306	566,150
		779,576
Health Care Providers & Services 5.7%
Anthem, Inc.	3,600	1,462,428
Centene Corp.*	37,000	2,642,170
Cigna Corp.	14,949	2,868,713
CVS Health Corp.	43,987	3,917,482
Laboratory Corp. of America Holdings*	5,800	1,654,914
Quest Diagnostics, Inc.	1,500	223,020
UnitedHealth Group, Inc.	9,900	4,397,778
Universal Health Services, Inc. (Class B Stock)	14,000	1,662,220
		18,828,725
Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.	1,927	471,344
Household Durables 2.5%
Lennar Corp. (Class A Stock)	23,581	2,477,184
Mohawk Industries, Inc.*	12,600	2,115,162
PulteGroup, Inc.	30,800	1,540,924
Toll Brothers, Inc.	33,300	2,113,551
		8,246,821
Household Products 1.1%
Procter & Gamble Co. (The)	26,172	3,783,948
Insurance 6.7%
Aflac, Inc.	47,233	2,557,195
Allstate Corp. (The)	22,697	2,467,618
American International Group, Inc.	49,685	2,613,431
Arch Capital Group Ltd.*	10,700	432,066
Chubb Ltd.	18,008	3,231,896
CNA Financial Corp.	3,800	158,232
Fidelity National Financial, Inc.	11,800	577,138
First American Financial Corp.	16,500	1,223,970
Hartford Financial Services Group, Inc. (The)	34,349	2,270,469
Lincoln National Corp.	9,100	603,603

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
Mercury General Corp.	3,900	$198,978
MetLife, Inc.	41,319	2,423,772
Old Republic International Corp.	40,400	967,984
Travelers Cos., Inc. (The)	17,314	2,544,292
		22,270,644
Interactive Media & Services 0.6%
Alphabet, Inc. (Class A Stock)*	400	1,135,180
Alphabet, Inc. (Class C Stock)*	300	854,712
		1,989,892
Internet & Direct Marketing Retail 0.5%
Qurate Retail, Inc. (Class A Stock)	205,343	1,642,744
IT Services 1.4%
Alliance Data Systems Corp.	10,900	742,944
Fidelity National Information Services, Inc.	17,100	1,786,950
Global Payments, Inc.	6,800	809,472
International Business Machines Corp.	10,000	1,171,000
		4,510,366
Life Sciences Tools & Services 1.1%
Bio-Rad Laboratories, Inc. (Class A Stock)*	1,100	828,520
Danaher Corp.	3,200	1,029,248
Thermo Fisher Scientific, Inc.	2,600	1,645,358
		3,503,126
Machinery 0.2%
Cummins, Inc.	2,100	440,475
Gates Industrial Corp. PLC*	21,400	343,042
		783,517
Media 3.2%
Comcast Corp. (Class A Stock)	83,682	4,182,426
Discovery, Inc. (Class A Stock)*(a)	33,900	788,853
Discovery, Inc. (Class C Stock)*(a)	37,300	847,083
DISH Network Corp. (Class A Stock)*	54,100	1,690,625
Fox Corp. (Class A Stock)	26,600	949,886

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Media (cont’d.)
Fox Corp. (Class B Stock)	25,400	$853,440
ViacomCBS, Inc. (Class B Stock)	39,200	1,213,240
		10,525,553
Metals & Mining 2.6%
Freeport-McMoRan, Inc.	11,200	415,296
Newmont Corp.	44,200	2,427,464
Nucor Corp.	21,137	2,246,018
Reliance Steel & Aluminum Co.	11,459	1,703,151
United States Steel Corp.	83,400	1,885,674
		8,677,603
Mortgage Real Estate Investment Trusts (REITs) 1.1%
AGNC Investment Corp.	72,120	1,102,715
Annaly Capital Management, Inc.	147,200	1,192,320
New Residential Investment Corp.	74,650	793,529
Starwood Property Trust, Inc.	21,300	531,648
		3,620,212
Multiline Retail 0.6%
Kohl’s Corp.	38,500	1,972,355
Multi-Utilities 1.9%
Consolidated Edison, Inc.	32,600	2,531,064
MDU Resources Group, Inc.	3,500	95,305
Public Service Enterprise Group, Inc.	16,100	1,006,089
Sempra Energy	21,600	2,589,192
		6,221,650
Oil, Gas & Consumable Fuels 6.2%
Antero Midstream Corp.(a)	58,200	565,122
Chevron Corp.	40,838	4,609,385
ConocoPhillips	27,415	1,922,614
Diamondback Energy, Inc.	11,000	1,174,030
EOG Resources, Inc.	13,500	1,174,500
Exxon Mobil Corp.	85,771	5,132,537
Kinder Morgan, Inc.	94,000	1,453,240
Marathon Oil Corp.	69,400	1,075,006

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Oil, Gas & Consumable Fuels (cont’d.)
Marathon Petroleum Corp.	26,440	$1,608,874
Phillips 66	7,500	518,775
Pioneer Natural Resources Co.	6,700	1,194,744
		20,428,827
Pharmaceuticals 3.9%
Bristol-Myers Squibb Co.	16,700	895,621
Johnson & Johnson	30,720	4,790,169
Merck & Co., Inc.	17,200	1,288,452
Pfizer, Inc.	109,786	5,898,802
Viatris, Inc.	7,000	86,170
		12,959,214
Road & Rail 1.4%
Knight-Swift Transportation Holdings, Inc.	37,800	2,164,050
Ryder System, Inc.	16,374	1,360,352
Schneider National, Inc. (Class B Stock)	41,800	1,028,280
		4,552,682
Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	107,664	5,297,069
Micron Technology, Inc.	43,103	3,620,652
		8,917,721
Software 0.5%
salesforce.com, Inc.*	5,600	1,595,776
Specialty Retail 0.7%
Foot Locker, Inc.	38,700	1,766,268
Penske Automotive Group, Inc.	5,000	498,100
		2,264,368
Technology Hardware, Storage & Peripherals 1.9%
Hewlett Packard Enterprise Co.	160,463	2,302,644
Western Digital Corp.*	35,200	2,035,968
Xerox Holdings Corp.	108,500	1,998,570
		6,337,182

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods 0.2%
PVH Corp.	4,800	$512,544
Thrifts & Mortgage Finance 0.6%
MGIC Investment Corp.	70,000	987,000
New York Community Bancorp, Inc.	72,200	864,956
		1,851,956
Tobacco 0.1%
Philip Morris International, Inc.	3,543	304,485
Trading Companies & Distributors 0.6%
Air Lease Corp.	46,926	1,904,726

Total Common Stocks (cost $252,082,363)		328,125,879
Exchange-Traded Fund 0.3%
iShares Russell 1000 Value ETF(a) (cost $814,332)	6,300	999,621

Total Long-Term Investments (cost $252,896,695)		329,125,500

Short-Term Investments 3.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	635,857	635,857
PGIM Institutional Money Market Fund (cost $12,158,039; includes $12,157,476 of cash collateral for securities on loan)(b)(wa)	12,168,226	12,159,709

Total Short-Term Investments (cost $12,793,896)		12,795,566

TOTAL INVESTMENTS 103.5% (cost $265,690,591)		341,921,066
Liabilities in excess of other assets (3.5)%		(11,655,165)

Net Assets 100.0%		$330,265,901

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2021

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,505,321; cash collateral of $12,157,476 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).